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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------

This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     Cascade Investment, L.L.C.
Address:  2365 Carillon Point
          Kirkland, WA 98033

Form 13F File number: 28-05149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
Title:   Manager
Phone:   (425) 889-7900

Signature, Place, and Date of Signing

/s/ Michael Larson           Kirkland, Washington             May 17, 2004
------------------           --------------------             ------------
    [Signature]                 [City, State]                    [Date]


Report Type (Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Value:     15
Form 13F Information Table Value Total:     $2,913,133
                                            ----------
                                            (thousands)

Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") as publicly reported in Cascade's most recent Schedule 13D or Schedule 13G filed with respect to the applicable issuer, which may not necessarily be the number of shares actually held as of March 31, 2004. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of March 31, 2004.

(2) In calculating the value, Cascade used the price per share for the applicable security as of March 31, 2004.

(3) Cascade's Form 13F for the quarter ended December 31, 2004, reported ownership of shares in Alaska Air Group Inc., Avista Corp., Pain Therapeutics Inc. and Schnitzer Steel Industries, Inc. Cascade has publicly reported that its ownership in each of those companies is 5% or less. Since Cascade is no longer required to publicly disclose, and has not publicly disclosed, its holdings in those companies, Cascade has requested confidential treatment for its holdings, if any, in each of those companies.

(4) The number of shares shown reflects a 3:2 stock split on March 1, 2004.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-05147                   Michael Larson


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                               FORM 13F INFORMATION TABLE
                                   As of March 31, 2004(1)

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                                                                   AMOUNT AND TYPE OF                           VOTING AUTHORITY
                                                                         SECURITY
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER             TITLE OF CLASS     CUSIP        VALUE(2)   SHARES/PRN   SH/  INVESTMENT    OTHER    SOLE   SHARED   NONE
                                                           (X1000)      AMOUNT     PRN  DISCRETION  MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP INC(3)         --                  --           --           --   --        --       --                   --
-----------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP(3)                  --                  --           --           --   --        --       --                   --
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS INC                CL A         09688T106      $35,732    2,047,704   SH     OTHER        1            2,047,704
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL
  RAILWAY CO(4)                 COM          136375102     $578,163   14,700,300   SH     OTHER        1           14,700,300
-----------------------------------------------------------------------------------------------------------------------------------
COX COMMUNICATIONS INC          CL A         224044107     $773,062   24,463,986   SH     OTHER        1           24,463,986
-----------------------------------------------------------------------------------------------------------------------------------
EXTENDED STAY AMER INC          COM          30224P101     $100,569    5,192,000   SH     OTHER        1            5,192,000
-----------------------------------------------------------------------------------------------------------------------------------
FISHER COMMUNICATIONS INC       COM          337756209      $22,329      455,700   SH     OTHER        1              455,700
-----------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTEL INC       LTD VTG SH      35100E104      $23,444      441,500   SH     OTHER        1              441,500
-----------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA          SP ADR REP ORD    40049J206     $230,063    4,859,800   SH     OTHER        1            4,859,800
-----------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                       COM          449295104     $197,926    5,359,501   SH     OTHER        1            5,359,501
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS INC             CL A         65333F107     $110,461    8,725,236   SH     OTHER        1            8,725,236
-----------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL CORP                 COM          689648103      $40,893    1,547,799   SH     OTHER        1            1,547,799
-----------------------------------------------------------------------------------------------------------------------------------
PAIN THERAPEUTICS INC(3)        --                  --           --           --   --        --       --                   --
-----------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP        COM          697900108      $90,971    5,105,000   SH     OTHER        1            5,105,000
-----------------------------------------------------------------------------------------------------------------------------------
PNM RES INC                     COM          69349H107     $111,008    3,694,100   SH     OTHER        1            3,694,100
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC               COM          760759100     $489,380   18,078,300   SH     OTHER        1           18,078,300
-----------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS INC(3)       --                  --           --           --   --        --       --                   --
-----------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC            COM          812578102      $28,979    3,521,088   SH     OTHER        1            3,521,088
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SIX FLAGS INC                   COM          83001P109      $80,153   10,210,600   SH     OTHER        1           10,210,600
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